Revenue Recognition (Details) - Schedule of Consolidated Statements of Operations and Comprehensive Income (loss) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Consolidated Statements of Operations and Comprehensive Income (loss) [Abstract]
Foreign Currency		$ (310)	$ 1,454
Stock Indices	18,663,955	(7,175,826)	4,879,459
Commodities	(2,459,475)	(300,054)	(506,106)
Equity	(5,724,976)	(3,991,779)	9,004,339
Total	$ 10,479,504	$ (11,467,969)	$ 13,379,146